COLT SECURITIZATION DEPOSITOR, LLC ABS-15G

Exhibit 99.18

Loan Number	Deal ID	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
XXXX	4350120969		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guides						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350120963		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Acknowledged	XXXX	Credit	Excessive LTV Ratio	75% LTV > 70% Max LTV for 1x30x12 MTG history. UW Exception Approval in file	20260505: Exception in file	XXXX	20260505: Exception in file	XXXX	1.44 DSCR, Experienced Investor, FICO 710	B	B	B	B	B	B	A	A	N/A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A	B	B	A	N/A
XXXX	4350120964		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guides						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350120966		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM Exempt	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable guides						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350120961		XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	No open finding, please clear this open finding or provide clarification. Thank you!	XXXX	Informational	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350120961		XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	No finding to clear, please clear this open finding or provide clarification. Thank you!	XXXX	Informational	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350120961		XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Charges That Cannot Increase Test	TILA 130b Cure Required. Refund in the amount of $XXXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXXX is due to increase from $XXXX on the LE dated XXXX to $XXXX on the final CD dated XXXX for the loan discount points. No COC or pricing/lock confirmations were provided. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Document Uploaded.	XXXX	Valid COC received - exception resolved; Valid COC received - exception resolved	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350120961		XXXX	XXXX	XXXX	XXXX	XXXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	XXXX	Required Affiliated Business Disclosure Documentation Provided	XXXX	Borrower has stable job time - Borrower has 6.04 years on job. Qualifying DTI below max allowed. - Calculated DTI of 37.62% is less than Guideline DTI of 50%	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350120962	XXXX	XXXX	XXXX	XXXX	XXXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	XXXX	Resolved	XXXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: The XXXX identify rural properties as an ineligible property type. The subject property is located in a rural area per the appraisal and does not meet the property eligibility requirements. The subject property is therefore ineligible.	This should have been reviewed as an Empower Ease Alt Doc with Lonestar. I am not sure if the tape was incorrect at the time of upload. Can you please revisit / review as Empower. Thank you!	XXXX	Property/Appraisal Meets Guidelines	XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.43% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.54% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 23.64 years on job.	D	A	C	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350120962	XXXX	XXXX	XXXX	XXXX	XXXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	XXXX	Resolved	XXXX	Credit	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing. The loan file includes the Borrower’s active XXXX license, confirming individual authorization to practice. However, professional licensure does not verify the legal status of the entity (XXXX). Please provide a Third-Party Verification that the Business is in existence, in good standing and active as required per XXXX	Document Uploaded.	XXXX	Borrower 1 3rd Party VOE Prior to Close Was Provided.	XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.43% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.54% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 23.64 years on job.	D	A	D	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350120962	XXXX	XXXX	XXXX	XXXX	XXXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	XXXX	Resolved	XXXX	Compliance	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing. Documentation required to clear exception: Please provide proof that the Affiliated Business Disclosure was provided prior to closing or provide confirmation that the lender has no affiliates.	Document Uploaded.	XXXX	Affiliated attestation provided; Exception resolved; Required Affiliated Business Disclosure Documentation Provided.	XXXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of 740 is greater than Guideline minimum FICO of 700.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of 57.54% is less than Guideline CLTV of 80%

Qualifying DTI below max allowed. - Calculated DTI of 32.43% is less than Guideline DTI of 50%

Original LTV is Below the Guideline Maximum - Calculated LTV of 57.54% is less than Guideline LTV of 80%

																				Borrower has stable job time - Borrower has 23.64 years on job.	D	A	B	A	D	A	C	A	B	A	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	D	D	C	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	4350120965		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	LOAN APPLICATION MISSING OR DEFECTIVE	MISSING LOAN APPLICATION OR TERM SHEET			20260402/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350120965		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	MISSING PRELIMINARY HUD			20260402/CA: RECEIVED	XXXX		D	A	D	A	D	A	A	A	N/A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	D	D	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350120967		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	PAYOFF STATEMENT MISSING OR DEFECTIVE	MISSING PAYOFF STATEMENT FOR REFINANCE TRANSACTION AND PAYOFF OF LIEN REFLECTED ON TITLE COMMITMENT SCH B ITEM XXXXX RECORDED XXXX			20260424/CA: RECEIVED	XXXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350120967		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	CLOSING DISCLOSURE/SETTLEMENT STATEMENT MISSING OR DEFECTIVE	PROVIDED PRELIM HUD DOES NOT MATCH THE LOAN AMOUNT AND OMITS PAYOFF			20260424/CA: RECEIVED	XXXX		C	A	C	A	C	A	A	A	N/A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	C	C	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A
XXXX	4350120968		XXXX	XXXX	XXXX	XXXX	XXXX	ATR/QM: EXEMPT	LOAN REVIEW COMPLETE	XXXX	RESOLVED	XXXX	CREDIT	NO FINDINGS	THE LOAN MEETS ALL APPLICABLE GUIDELINES						A	A	A	A	A	A	A	A	N/A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A	A	A	A	N/A